The fair value of investment property (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	₩ 190,454	₩ 332,560
Carrying amount of Investment property	159,559	284,714	₩ 353,680
Land
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	167,178	309,241
Carrying amount of Investment property	139,940	264,205	336,421
Buildings
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	23,276	23,319
Carrying amount of Investment property	₩ 19,619	₩ 20,509	₩ 17,259